Operating segments - Summary of underlying EBITDA (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [Line Items]
Underlying EBITDA	$ 37,720	$ 23,902	$ 21,197
Depreciation and amortisation in subsidiaries and equity accounted units	(5,022)	(4,650)	(4,925)
Taxation and finance items in equity accounted units	(759)	(443)	(296)
Finance items	(26)	(1,751)	(648)
Losses/(gains) on embedded commodity derivatives not qualifying for hedge accounting (including exchange)	(51)	6	(260)
Total impairment charges net of reversals	(269)	(1,272)	(3,487)
Gain on recognition of a new wharf at Kitimat, Canada	336	0	0
Change in closure estimates (non-operating and fully impaired sites)	(1,096)	(401)	0
Net losses on consolidation and disposal of interests in businesses	0	0	(291)
Items excluded from underlying EBITDA	0	0	(171)
Profit before taxation	30,833	15,391	11,119
Capitalised Depreciation	54	205	112
Other Operations
Disclosure of operating segments [Line Items]
Underlying EBITDA	(28)	24	(22)
Product group
Disclosure of operating segments [Line Items]
Underlying EBITDA	38,560	24,713	22,132
Central pension costs, share-based payments and insurance
Disclosure of operating segments [Line Items]
Underlying EBITDA	110	117	59
Restructuring, project and one-off costs
Disclosure of operating segments [Line Items]
Underlying EBITDA	(80)	(133)	(183)
Central costs
Disclosure of operating segments [Line Items]
Underlying EBITDA	(613)	(545)	(496)
Central exploration and evaluation
Disclosure of operating segments [Line Items]
Underlying EBITDA	(257)	(250)	(315)
Operating segments | Reportable segments
Disclosure of operating segments [Line Items]
Underlying EBITDA	38,546	24,783	22,163
Operating segments | Iron Ore
Disclosure of operating segments [Line Items]
Underlying EBITDA	27,592	18,837	16,098
Operating segments | Aluminium
Disclosure of operating segments [Line Items]
Underlying EBITDA	4,382	2,152	2,285
Operating segments | Copper
Disclosure of operating segments [Line Items]
Underlying EBITDA	3,969	2,084	1,918
Operating segments | Minerals
Disclosure of operating segments [Line Items]
Underlying EBITDA	2,603	1,710	1,862
Inter-segment transactions
Disclosure of operating segments [Line Items]
Underlying EBITDA	$ 42	$ (94)	$ (9)